Financial Instruments (Details 1) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Current assets
Cash and cash equivalents	₪ 2,386	[1]	$ 688	₪ 762	$ 220	₪ 581	₪ 713
Trade receivables	1,915		552	2,000
Other receivables	270	[1]	78	216
Investments including derivatives	596	[1]	172	907
Total current assets	5,335	[1]	1,538	3,991
Non-current assets
Trade and other receivables	493	[1]	142	644
Total non-current assets	15,304	[1]	4,415	16,154
Total assets	20,639	[1]	5,953	20,145
Current liabilities
Total current liabilities	4,111	[1]	1,186	4,256
Non-current liabilities
Total non-current liabilities	13,442	[1]	3,877	12,588
Total liabilities	17,553	[1]	$ 5,063	16,844
Unlinked [Member]
Current assets
Cash and cash equivalents	2,322			733
Trade receivables	1,862			1,954
Other receivables	44			20
Related party	43
Investments including derivatives	445			719
Total current assets	4,716			3,426
Non-current assets
Trade and other receivables	372
Investments including derivatives	51			429
Total non-current assets	423			429
Total assets	5,139			3,855
Current liabilities
Debentures, loans and borrowings	1,213			1,668
Trade and other payables	1,344			1,340
Total current liabilities	2,557			3,008
Non-current liabilities
Debentures and bank loans	9,104			7,667
Other liabilities including derivatives
Total non-current liabilities	9,104			7,667
Total liabilities	11,661			10,675
Total exposure in the statement of financial position	(6,522)			(6,820)
Forward transactions	(2,308)			(2,266)
Israeli CPI-linked [Member]
Current assets
Cash and cash equivalents
Trade receivables	36			18
Other receivables	154			48
Related party
Investments including derivatives	32			34
Total current assets	222			100
Non-current assets
Trade and other receivables	121
Investments including derivatives				215
Total non-current assets	121			215
Total assets	343			315
Current liabilities
Debentures, loans and borrowings	645			383
Trade and other payables	56			56
Total current liabilities	701			439
Non-current liabilities
Debentures and bank loans	3,333			3,779
Other liabilities including derivatives	159			176
Total non-current liabilities	3,492			3,955
Total liabilities	4,193			4,394
Total exposure in the statement of financial position	(3,850)			(4,079)
Forward transactions	1,994			1,994
Foreign currency linked (mainly US$) [Member]
Current assets
Cash and cash equivalents	64			29
Trade receivables	17			28
Other receivables
Related party
Investments including derivatives	119			154
Total current assets	200			211
Non-current assets
Trade and other receivables
Investments including derivatives	67
Total non-current assets	67
Total assets	267			211
Current liabilities
Debentures, loans and borrowings
Trade and other payables	237			203
Total current liabilities	237			203
Non-current liabilities
Debentures and bank loans
Other liabilities including derivatives	10			9
Total non-current liabilities	10			9
Total liabilities	247			212
Total exposure in the statement of financial position	20			(1)
Forward transactions	₪ 314			₪ 272

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.